Stockholders' Equity (Details Narrative) - USD ($)		1 Months Ended			9 Months Ended	10 Months Ended
	Feb. 03, 2021	Aug. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Sep. 30, 2021	Nov. 06, 2020
Consultant [Member]
Class of Stock [Line Items]
Shares issued for service					17,500	50,000
Shares issued for services, value					$ 105,000	$ 125,000
Consultant 4 [Member]
Class of Stock [Line Items]
Term			1 year
Shares issued advertising campaign, shares			333,334
Shares issued advertising campaign, value			$ 833,335
Consultant 2 [Member]
Class of Stock [Line Items]
Shares issued for service				200,000
Shares issued for services, value				$ 500,000
Consultant 3 [Member]
Class of Stock [Line Items]
Shares issued for service					3,600
Shares issued for services, value					$ 9,000
Private Placement [Member]
Class of Stock [Line Items]
Number of shares sold		538,694			10,000
Proceed from sales stock		$ 1,619,185			$ 25,000
Term		5 years
Business Combination, Acquisition Related Costs		$ 131,567
Warrant exercise price		$ 3.25
Securities Purchase Agreement [Member] | Private Placement [Member] | Accreditedinvestors [Member]
Class of Stock [Line Items]
Number of shares sold	1,606,600
Proceed from sales stock	$ 4,016,500
Legal fees paid with issuance	360,000
Payment of stock issuance fees	$ 3,656,500
Warrants granted	144,000
Exercise price	$ 2.50
Term	5 years